Semiannual Report

Summit Municipal Funds

April 30, 2002

T. Rowe Price



TABLE OF CONTENTS
--------------------------------------------------------------------------------

Highlights                                                          1

Portfolio Managers' Report                                          2

  Economy and Interest Rates                                        2

  Market News                                                       3

  Portfolio Strategy                                                3
    Summit Municipal Money Market Fund                              3
    Summit Municipal Intermediate Fund                              4
    Summit Municipal Income Fund                                    6

Outlook                                                             7

Performance Comparison                                              9

Financial Highlights                                               11

Statement of Net Assets                                            14

Statement of Operations                                            50

Statement of Changes in Net Assets                                 51

Notes to Financial Statements                                      54

About the Funds' Directors and Officers                            58



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Highlights
--------------------------------------------------------------------------------

o Tax-free municipal securities produced slightly positive returns in the six-month period ended April 30, 2002.

o The Summit Municipal Funds surpassed their Lipper benchmarks because of our investment strategies and below-average expenses.

o Interest rates are likely to rise, but the Fed appears willing to keep short-term rates low for a longer period to help the economy recover.

o Tax-free securities remain very attractive relative to their taxable counterparts.



Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 4/30/02                             6 Months            12 Months
--------------------------------------------------------------------------------

Summit Municipal Money
Market Fund                                           0.67%                1.93%

Lipper Tax-Exempt Money
Market Funds Average                                  0.47                 1.52
--------------------------------------------------------------------------------
Summit Municipal
Intermediate Fund                                     1.53                 6.87

Lipper Intermediate Municipal
Debt Funds Average                                    0.77                 6.11
--------------------------------------------------------------------------------
Summit Municipal Income Fund                          1.09                 7.30

Lipper General Municipal
Debt Funds Average                                    0.39                 6.07
--------------------------------------------------------------------------------



Price and Yield
--------------------------------------------------------------------------------

                                     Summit            Summit           Summit
                                  Municipal         Municipal        Municipal
                               Money Market      Intermediate           Income
Periods Ended 4/30/02                  Fund              Fund             Fund
--------------------------------------------------------------------------------

Price Per Share                     $  1.00          $  10.71         $  10.55

Dividends Per Share

For 6 months                          0.007              0.23             0.25

For 12 months                         0.019              0.47             0.51

Dividend Yield (7-Day Simple)*         1.38%               --               --

30-Day Dividend Yield *                  --              4.33%             4.76%

30-Day Standardized
Yield to Maturity                        --              3.71              4.55


* Dividends earned for the last 30 days of each period indicated (seven days for the money fund) are annualized and divided by the fund's net asset value at the end of the period.

Note: The money fund's yield more closely reflects its current earnings than the total return.



Portfolio Managers' Report
--------------------------------------------------------------------------------


Despite a challenging market environment, municipal securities produced slightly positive returns in the six-month period ended April 30, 2002. Money market yields remained low, resulting in low returns for money market investors, while intermediate- and long-term interest rates rose and bond prices slipped amid signs that the recession that began in March of 2001 has ended.


ECONOMY AND INTEREST RATES

The economy changed dramatically over the past six months, moving from recession to expansion as signs of recovery emerged early in 2002. The 5.8% annualized GDP growth rate in the first quarter was driven primarily by an end to the inventory liquidation cycle, which supported production and employment trends. At the same time, corporate cost-cutting and strong productivity gains improved profit margins, spurring an increase in capital investment. With inflation subdued, the Federal Reserve reduced the federal funds target rate to 1.75%-a 40-year low-at the end of 2001 and has kept it steady since then to encourage the budding recovery.


Municipal Bond and Note Yields
--------------------------------------------------------------------------------

                                                                         1-Year
                     30 Year                    5 Year                  Moody's
                         AAA                       AAA               Investment
                     General                   General                    Grade
                  Obligation                Obligation                   1 Note

4/30/01             5.32                      3.94                       3.05
                    5.27                      3.78                       2.80
                    5.22                      3.73                       2.60
7/31/01             5.06                      3.56                       2.65
                    4.95                      3.30                       2.45
                    5.07                      3.22                       2.20
10/31/01            4.93                      3.13                       2.00
                    5.06                      3.40                       2.00
                    5.24                      3.58                       1.90
1/31/02             5.11                      3.57                       1.65
                    5.03                      3.34                       1.55
                    5.30                      3.97                       2.25
4/30/02             5.19                      3.41                       1.95


Money market yields, which closely track the Fed's actions, declined and remained very low in the last six months. Intermediate- and long-term interest rates, on the other hand, rose in anticipation of a stronger economy and possibly higher inflation. But bond income more than offset price declines, resulting in modestly positive returns for investors. In fact, municipal bonds outperformed taxable bonds in the last six months because interest rates in the tax-free market did not rise as much as Treasury rates. Within the municipal market, intermediate-term securities fared best.


--------------------------------------------------------------------------------
Despite the overall low level of interest rates, municipal bond and money market yields compared very favorably to taxable alternatives on an after-tax basis. The table below shows each Summit Municipal Fund's dividend yield, its taxable-equivalent yield for investors in the 35% federal tax bracket, and the yield of a comparable Treasury security as of April 30, 2002.


                           Dividend         Equivalent                 Taxable-
                              Yield              Yield         Treasury  Yields
--------------------------------------------------------------------------------
Money Market Fund              1.38%*             2.12%      1.76% (90-day bill)

Intermediate Fund              4.33**             6.66        4.41 (5-year note)

Income Fund                    4.76**             7.32       5.09 (10-year bond)

 *   Simple seven-day annualized
**   Thirty-day annualized
--------------------------------------------------------------------------------



MARKET NEWS

A rush to issue tax-free securities at the beginning of the six-month period boosted supply to record levels in the fourth quarter of 2001, pressuring municipal bond prices and pushing up yields. New municipal issuance last year was the second highest ever at $286 billion. Issuance thus far in 2002 has continued at a near-record pace, yet sluggishness and volatility in the equity market seem to have widened appeal for municipals.

The aftermath of the September 11 terrorist attacks caused disarray in a number of municipal market sectors. Below investment-grade securities, most notably air transportation-related securities, were greatly affected. In the last six months, however, this high-yield sector recovered sharply from depressed levels and surpassed all other categories.


PORTFOLIO STRATEGY

Summit Municipal Money Market Fund

Your fund returned 0.67% in the last six months and 1.93% for the 12-month period ended April 30, 2002. As shown in the table on page 1, the fund outpaced its Lipper benchmark in both periods. Our strategy of emphasizing longer-term money market instruments in a low interest rate environment helped keep the fund's yield above its competitors. Below-average expenses also contributed to performance.


Portfolio Characteristics
--------------------------------------------------------------------------------


Periods Ended                                     10/31/01              4/30/02
--------------------------------------------------------------------------------
Weighted Average
Maturity (days)                                         59                   51

Weighted Average Quality*                       First Tier           First Tier


* All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.




Top 5 Sectors
--------------------------------------------------------------------------------


                                                Percent of           Percent of
Summit Municipal                                Net Assets           Net Assets
Money Market Fund                                 10/31/01              4/30/02
--------------------------------------------------------------------------------
Air and Sea Transportation Revenue                      15%                  26%

Housing Finance Revenue                                 30                   17

Industrial and Pollution
Control Revenue                                          9                   11

General Obligation - State                               6                    9

Prerefunded Bonds                                        8                    8


Municipal money market yields remained very low in the last six months amid uncertainty about the pace of the economic recovery and the timing of future Federal Reserve actions. Overnight variable-rate demand notes on average yielded 1.30%, while seven-day note yields were slightly higher, averaging 1.40%. Six- and 12-month municipal yields generally fluctuated between 1.50% and 2.00%.

During the last six months, we favored money market securities with long maturities because they offered more attractive yields than shorter-term instruments. This gave the fund an income advantage over its competitors. As a result of this strategy, the fund's weighted average maturity was approximately 15 to 20 days longer than that of its peer group.

Recent economic data and statements from the Federal Reserve suggest that the economy is firming, which raises the likelihood of higher short-term interest rates later this year. In anticipation, we reduced the fund's weighted average maturity from 59 to 51 days over the last six months. A shorter maturity posture will allow us to reinvest proceeds more quickly from maturing securities into newer, higher-yielding municipals if money market rates begin to rise.


Summit Municipal Intermediate Fund

Your fund returned 1.53% in the last six months and 6.87% for the 12-month period ended April 30, 2002. As shown in the table on page 1, the fund performed better than its Lipper benchmark in both periods. Our strategy and relatively low fund expenses contributed to our outperformance.


Portfolio Characteristics


Periods Ended                                     10/31/01              4/30/02
--------------------------------------------------------------------------------
Weighted Average
Maturity (years)                                       5.8                  5.8

Weighted Average
Effective Duration (years)                             4.7                  4.6

Weighted Average Quality*                              AA-                  AA-

* Based on T. Rowe Price research




Top 5 Sectors
--------------------------------------------------------------------------------


                                                Percent of           Percent of
Summit Municipal                                Net Assets           Net Assets
Intermediate Fund                                 10/31/01              4/30/02
--------------------------------------------------------------------------------
General Obligation - Local                              18%                  18%

General Obligation - State                               9                   10

Hospital Revenue                                        11                   10

Electric Revenue                                         9                    8

Dedicated Tax Revenue                                    9                    7

Reflecting the recent drop in bond prices, the fund's net asset value (NAV) fell $0.07 in the last six months. However, the fund earned enough dividend income ($0.23 per share) to offset the decline and produce a positive total return. The fund's favorable 12-month return reflects a $0.24 increase in the NAV and dividend income of $0.47 per share.

Given the low level of five- to 10-year bond yields in the last six months, our basic strategy was to use new cash and our reserves to purchase higher-yielding securities in the 15- to 20-year maturity range. These bonds offered better value, in our opinion, and we believe they will perform relatively well if inflation remains low. To offset the portfolio's increased interest rate sensitivity resulting from these purchases, we also bought municipals maturing in one to two years. If interest rates rise, these short-term holdings should perform better than five- to 10-year bonds. In addition, their short maturities will enable us to shift the assets fairly quickly into bonds with more attractive yields.

The fund's sector diversification remained fairly broad in the last six months. At the beginning of the period, air and sea transportation revenue bonds and industrial development bonds were struggling in the aftermath of the September 11 terrorist attacks. However, these segments rebounded sharply from depressed levels in recent months. One area that performed very well throughout the period was the hospital revenue sector. Hospital revenues have been increasing, largely because of improved reimbursements from Medicare and insurance companies. In addition, hospitals are generally more efficient and financially healthier than in the late 1990s. We overweighted the sector in the last six months.

We have also been extending the maturity of our hospital holdings to help boost the fund's yield. For example, we sold a four-year hospital bond and purchased one maturing in 11 years. Although this increases the investment's interest rate risk, we believe longer-term hospital bonds will perform relatively well-even if interest rates rise-because of their improving fundamentals.


Summit Municipal Income Fund

Your fund returned 1.09% in the last six months and 7.30% for the 12-month period ended April 30, 2002. Because of our strategy and relatively low expenses, the fund surpassed its benchmark, the Lipper General Municipal Debt Funds Average, in both periods.

Reflecting the recent drop in bond prices, the fund's net asset value (NAV) fell $0.14 in the last six months. However, the fund earned enough dividend income ($0.25 per share) to offset the decline and produce a positive total return. The fund's favorable 12-month return reflects a $0.23 increase in the NAV and dividend income of $0.51 per share.


Portfolio Characteristics
--------------------------------------------------------------------------------


Periods Ended                                     10/31/01              4/30/02
--------------------------------------------------------------------------------
Weighted Average Maturity (years)                     16.4                 15.9

Weighted Average
Effective Duration (years)                             7.1                  7.1

Weighted Average Quality*                               A+                   A+

* Based on T. Rowe Price research



Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
Summit Municipal                                Net Assets           Net Assets
Income Fund                                       10/31/01              4/30/02
--------------------------------------------------------------------------------

Hospital Revenue                                        12%                  14%

Housing Finance Revenue                                 10                   12

General Obligation - Local                               9                   10

Electric Revenue                                         9                    9

Air and Sea Transportation Revenue                       8                    7


Our primary strategy in the last six months was to focus on 15-year bonds and avoid shorter-term municipals. This positioning has been successful in recent months because 15-year municipals have been performing better than those maturing in 10 years or less.

We also maintained an above-average level of cash reserves to keep the fund's duration neutral to slightly shorter than our competitors-a favorable stance when interest rates rise. (Duration is a measure of a bond or bond fund's sensitivity to interest rate fluctuations. A fund with a seven-year duration would decline about 7% in price in response to a one-percentage-point increase in interest rates, and vice versa.) Another positive factor was our exposure to lower-rated bonds. Given our relatively high exposure to low-yielding money market instruments, our decision to purchase lower-quality investment-grade securities to boost the fund's yield proved beneficial.


Quality Diversification
--------------------------------------------------------------------------------

Summit Municipal Income Fund


AAA                         8%
AA                         56%
A                          12%
BBB                        14%
BB                          5%
B and Below                 5%

Based in net assets as of 4/30/02.


Not all of our holdings fared well in the last six months. Laggards included zero-coupon bonds and securities backed by proceeds from litigation settlements paid to states by tobacco companies. Zeroes, which have very long durations, were hurt by rising interest rates, while "tobacco" bonds suffered amid expectations of substantial new issuance by states looking to alleviate budget imbalances by selling bonds backed by these payments.

Changes to our sector allocations were not significant in the last six months. The largest among the top five sectors were increases in hospital and housing finance revenue bonds. We also raised our exposure to locally issued general obligations but trimmed our position in air and sea transportation revenue securities as they rallied. The fund's weighted average quality was unchanged at A+.


OUTLOOK

With the economy at a critical point, we regard the municipal market with caution. Stimulative monetary and fiscal policies have laid the foundation for a cyclical recovery, and essential economic growth measures have improved. Interest rates are likely to rise gradually, and the bull market in bonds over the past two years may be coming to an end.

Yet, there are many reasons to remain optimistic about the municipal market. With inflation well contained and productivity gains limiting the recovery in labor markets, the Fed appears willing to keep short-term interest rates low for a longer period to ensure that the recovery gains a strong foothold. In addition, since longer-maturity issues did not participate in the rally as broadly as short-term bonds, they may have some cushion if rates continue to reverse course.

We also think that strong demand will provide support for the municipal market at current levels. Bonds-both taxable securities and tax-exempt municipals-have enjoyed wider appeal during the turbulent equity markets of the past two years. Municipals enjoy the additional advantage of offering attractive after-tax yields relative to similar taxable fixed-income instruments.

We thank you for your continued confidence in T. Rowe Price.


Respectfully submitted,


Joseph K. Lynagh
Chairman of the Investment Advisory Committee
Summit Municipal Money Market Fund



Charles B. Hill
Chairman of the Investment Advisory Committee
Summit Municipal Intermediate Fund



Konstantine B. Mallas
Chairman of the Investment Advisory Committee
Summit Municipal Income Fund

May 23, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.



T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------


Performance Comparison
--------------------------------------------------------------------------------


These charts show the value of a hypothetical $25,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


SUMMIT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                           Lipper                    Summit
                           Tax-Exempt                Municipal
                           Money Market              Money Market
                           Funds Average             Fund
--------------------------------------------------------------------------------

10/29/93                   25,000                    25,000
4/30/94                    25,238                    25,253
4/30/95                    25,958                    26,032
4/30/96                    26,795                    26,929
4/30/97                    27,593                    27,797
4/30/98                    28,460                    28,743
4/30/99                    29,253                    29,624
4/30/00                    30,115                    30,564
4/30/01                    31,168                    31,710
4/30/02                    31,660                    32,323



SUMMIT MUNICIPAL INTERMEDIATE FUND
--------------------------------------------------------------------------------


                                                 Lipper
                                                 Intermediate
                           Lehman                Municipal        Summit
                           7-Year                Debt             Municipal
                           Municipal             Funds            Intermediate
                           Bond Index            Average          Fund
--------------------------------------------------------------------------------

10/29/93                   25,000                25,000           25,000
4/30/94                    24,460                24,143           24,828
4/30/95                    25,892                25,504           26,319
4/30/96                    27,855                27,224           28,285
4/30/97                    29,344                28,700           29,963
4/30/98                    31,644                30,847           32,345
4/30/99                    33,793                32,697           34,466
4/30/00                    33,782                32,367           34,179
4/30/01                    37,014                35,109           37,230
4/30/02                    39,617                37,294           39,789



SUMMIT MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------


                                                     Lipper
                                                     General
                           Lehman                    Municipal        Summit
                           Municipal                 Debt             Municipal
                           Bond                      Funds            Income
                           Index                     Average          Fund
--------------------------------------------------------------------------------

10/29/93                   25,000                    25,000           25,000
4/30/94                    24,117                    23,863           24,121
4/30/95                    25,721                    25,270           25,734
4/30/96                    27,765                    27,003           27,797
4/30/97                    29,606                    28,715           30,130
4/30/98                    32,360                    31,345           33,450
4/30/99                    34,608                    33,190           35,693
4/30/00                    34,290                    32,063           34,739
4/30/01                    37,848                    34,990           38,274
4/30/02                    40,497                    37,103           41,066



Average Annual Compound Total Return
--------------------------------------------------------------------------------


This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended                                                  Since   Inception
4/30/02                1 Year     3 Years     5 Years      Inception        Date
--------------------------------------------------------------------------------
Summit Municipal
Money Market Fund        1.93%       2.95%       3.06%          3.07%   10/29/93

Summit Municipal
Intermediate Fund        6.87        4.90        5.84           5.62    10/29/93

Summit Municipal
Income Fund              7.30        4.78        6.39           6.01    10/29/93


Investment return represents past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase, as their principal value will fluctuate. Investments in the money fund are not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.



T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


              6 Months        Year
                 Ended       Ended
               4/30/02    10/31/01   10/31/00   10/31/99   10/31/98   10/31/97

NET ASSET VALUE

Beginning of
period         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment activities

  Net investment
  income (loss)   0.007      0.030      0.037      0.029      0.032      0.033


Distributions
  Net investment
  income         (0.007)    (0.030)    (0.037)    (0.029)    (0.032)    (0.033)


NET ASSET VALUE

  End of
  period       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total return
(diamond)          0.67%      3.01%      3.71%      2.90%      3.27%      3.37%

Ratio of total
expenses to
average
net assets     0.45%!         0.45%      0.45%      0.45%      0.45%      0.45%

Ratio of net
investment income
(loss) to average
net assets     1.35%!         2.95%      3.66%      2.87%      3.23%      3.31%

Net assets,
end of period
(in
thousands)     $227,862   $242,684   $213,002   $185,305   $170,924   $140,557


(diamond)  Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

        !  Annualized


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/02    10/31/01   10/31/00   10/31/99   10/31/98   10/31/97

NET ASSET VALUE

Beginning of
period         $  10.78   $  10.30   $  10.12   $  10.70   $  10.51   $  10.22


Investment activities
  Net investment
  income (loss)    0.23       0.48       0.48       0.46       0.48       0.49

  Net realized
  and unrealized
  gain (loss)     (0.07)      0.48       0.18      (0.56)      0.23       0.29

  Total from
  investment
  activities       0.16       0.96       0.66      (0.10)      0.71       0.78

Distributions

  Net investment
  income          (0.23)     (0.48)     (0.48)     (0.46)     (0.48)     (0.49)

  Net realized
  gain               --         --         --      (0.02)     (0.04)        --

  Total
  distributions   (0.23)     (0.48)     (0.48)     (0.48)     (0.52)     (0.49)


NET ASSET VALUE

End of
period         $  10.71   $  10.78   $  10.30   $  10.12   $  10.70   $  10.51
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total return
(diamond)          1.53%      9.48%      6.70%     (0.96)%     6.89%      7.78%

Ratio of total
expenses to
average
net assets         0.50%!     0.50%      0.50%      0.50%      0.50%      0.50%

Ratio of net
investment
income (loss)
to average
net assets         4.39%!     4.51%      4.73%      4.43%      4.51%      4.67%

Portfolio
turnover
rate               12.5%!     20.3%      41.3%      38.5%      22.2%      53.8%

Net assets,
end of period
(in
thousands)     $ 98,363   $ 93,226   $ 79,407   $ 83,794   $ 75,928   $ 46,906


(diamond)  Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

        !  Annualized


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/02    10/31/01   10/31/00   10/31/99   10/31/98   10/31/97

NET ASSET VALUE

Beginning of
period         $  10.69   $  10.13   $   9.88   $  10.79   $  10.44   $   9.97

Investment activities

  Net investment
  income (loss)    0.25       0.52       0.52       0.49       0.51       0.55

  Net realized
  and unrealized
  gain (loss)     (0.14)      0.56       0.25      (0.86)      0.35       0.47

  Total from
  investment
  activities       0.11       1.08       0.77      (0.37)      0.86       1.02


Distributions

  Net investment
  income          (0.25)     (0.52)     (0.52)     (0.49)     (0.51)     (0.55)

  Net realized
  gains              --         --         --      (0.05)      --         --

  Total
  distributions   (0.25)     (0.52)     (0.52)     (0.54)     (0.51)     (0.55)


NET ASSET VALUE

End of
period         $  10.55   $  10.69   $  10.13   $   9.88   $  10.79   $  10.44
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return
(diamond)          1.09%     10.87%      8.03%     (3.58)%     8.44%     10.54%

Ratio of total
expenses to
average
net assets         0.50%!     0.50%      0.50%      0.50%      0.50%      0.50%

Ratio of net
investment
income (loss)
to average
net assets         4.87%!      4.95%      5.23%      4.71%      4.82%      5.38%

Portfolio
turnover
rate               59.2%!      53.0%      55.8%      79.7%      48.1%      35.7%

Net assets,
end of period
(in
thousands)     $ 84,178   $ 83,054   $ 69,227   $ 72,558   $ 65,958   $ 29,102

(diamond)  Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

        !  Annualized


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 2002


Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                             In thousands


ALABAMA  0.4%

Decatur Ind. Dev. Board, BP Amoco Chemical
  VRDN (Currently 1.75%) (triangle)        $           800      $           800

Total Alabama (Cost  $800)                                                  800


COLORADO  0.6%

Denver City & County Airport
  6.75%, 11/15/22
  (Prerefunded 11/15/02!) (triangle)                 1,380                1,442

Total Colorado (Cost  $1,442)                                             1,442


CONNECTICUT  0.1%

Connecticut, GO, 4.50%, 6/15/02                        300                  301

Total Connecticut (Cost  $301)                                              301


DISTRICT OF COLUMBIA  1.7%

District of Columbia

  4.65%, 6/1/02 (AMBAC Insured)
  (Escrowed to Maturity)                               360                  361

  5.10%, 6/1/02 (Escrowed to Maturity)                 245                  246

  5.625%, 6/1/02 (Escrowed to Maturity)                260                  261

  5.625%, 6/1/02 (AMBAC Insured)
  (Escrowed to Maturity)                               460                  461

  6.00%, 6/1/02 (Escrowed to Maturity)                 120                  120

Metropolitan Washington Airports Auth.
  VRDN (Currently 1.83%)
  (MBIA Insured) (triangle)                          2,500                2,500

Total District of Columbia (Cost $3,949)                                  3,949


FLORIDA  5.2%

Florida, Jacksonville Transportation
  6.40%, 7/1/22 (Prerefunded 7/1/02!)                  205                  208

Florida Board of Ed.
  GO, Capital Outlay, 5.40%, 6/1/02                    150                  151

    6.00%, 6/1/15 (Prerefunded 6/1/02!)                200                  203

Florida Dept. of Natural Resources
  Natural Resources Preservation

    6.25%, 7/1/07 (MBIA Insured)
    (Prerefunded 7/1/02!)                  $           100      $           102

Florida DOT, Florida Turnpike Auth.
  6.35%, 7/1/22 (Prerefunded 7/1/02!)                  865                  881

Lee County Housing Fin. Auth.
  2.30%, 10/25/02
  (FGIC Insured) (triangle)                            900                  900

Orlando Utilities Commission, Water & Electric
  5.40%, 10/1/02                                       100                  101

Reedy Creek Improvement Dist., GO
  3.80%, 6/1/02 (MBIA Insured)                         250                  250

Sunshine Gov't. Fin. Commission, TECP
  1.65%, 8/9/02 (MBIA Insured) (triangle)            5,000                5,000
  1.70%, 8/9/02 (MBIA Insured) (triangle)            3,600                3,600

Tampa Bay Water, Utility Systems
  3.80%, 10/1/02 (FGIC Insured)                        500                  504

Total Florida (Cost  $11,900)                                            11,900


GEORGIA  5.4%

Forsyth County Dev. Auth., Federal Road
  VRDN (Currently 1.80%) (triangle)                  7,000                7,000

Georgia State Tollway Auth.,
  BAN, 2.75%, 5/20/02                                1,000                1,000

Savannah Economic Dev. Auth., Home Depot
  VRDN (Currently 1.80%) (triangle)                  4,400                4,400

Total Georgia (Cost  $12,400)                                            12,400


HAWAII  2.2%

Hawaii Airport, VRDN (Currently 1.80%)
(FGIC Insured) (triangle)                            5,000                5,000

Total Hawaii (Cost  $5,000)                                               5,000


ILLINOIS  11.3%

Chicago O Hare Int'l Airport

  VRDN (Currently 1.80%)
  (AMBAC Insured) (triangle)                         2,500                2,500

  VRDN (Currently 1.80%)
  (AMBAC Insured) (triangle)                         3,570                3,570

  VRDN (Currently 1.81%)
  (MBIA Insured) (triangle)                $        11,375      $        11,375

Illinois, GO
  Sales Tax, 4.40%, 6/15/02                            640                  641
    5.00%, 6/1/02                                      250                  251
    5.15%, 9/1/02 (FGIC Insured)                       250                  253

Illinois Student Assistance Commission
  Student Loan, VRDN
  (Currently 1.80%) (triangle)                       5,000                5,000

Lake County PCR, W.W. Grainger,
VRDN (Currently 1.95%) (triangle)                    1,500                1,500

Southwestern Dev. Auth., Shell Oil, VRDN
(Currently 1.75%) (triangle)                           200                  200

Will County, Amoco Chemical, VRDN
(Currently 1.75%) (triangle)                           400                  400

Total Illinois (Cost  $25,690)                                           25,690


INDIANA  0.4%

Indiana HFFA, Ascension Health, 1.55%, 6/4/02        1,000                1,000

Total Indiana (Cost  $1,000)                                              1,000


IOWA  2.2%

Iowa, TRAN, 3.00%, 6/27/02                           2,000                2,003

Iowa Fin. Auth., Single Family Mortgage
  VRDN (Currently 1.80%) (triangle)                  2,995                2,995

Total Iowa (Cost  $4,998)                                                 4,998


LOUISIANA  1.2%

Lake Charles Harbor & Terminal Dist.
  Conoco, VRDN (Currently 1.75%) (triangle)          2,600                2,600

New Orleans, Public Improvement
  7.00%, 9/1/19 (FGIC Insured)
  (Prerefunded 9/1/02!)                                100                  102

Total Louisiana (Cost  $2,702)                                            2,702


MAINE  0.3%

Maine, GO
  Highway, 4.00%, 6/15/02                              175                  175
  General Purpose, 4.75%, 6/15/02                      200                  201
    5.50%, 6/15/02                                     350                  352

Total Maine (Cost  $728)                             728


MARYLAND  4.8%

Maryland, GO
  State & Local Fac.
    4.20%, 7/15/02                         $           200      $           201
    4.25%, 7/15/02                                     200                  201
    4.75%, 8/1/02                                      250                  252
    5.00%, 7/15/02                                   1,000                1,007
    5.25%, 10/15/02                                    165                  167

Maryland CDA
  New Waters Tower Dev.
    VRDN (Currently 1.80%) (triangle)                2,145                2,145

Parklane Apartments, VRDN
  (Currently 1.80%) (triangle)                       4,900                4,900

Maryland Economic Dev. Corp., Bindagraphics
  VRDN (Currently 1.80%) (triangle)                  2,000                2,000

Total Maryland (Cost  $10,873)                                           10,873


MASSACHUSETTS  3.5%

Massachusetts, GO
  4.70%, 8/1/02                                        100                  101
  6.25%, 7/1/02                                        450                  453
  6.50%, 6/1/08 (Prerefunded 6/1/02!)                  710                  720

Massachusetts Water Pollution
Abatement, 4.10%, 8/1/02                               250                  252

Massachusetts Water Resources Auth.
  6.50%, 7/15/21 (Prerefunded 7/15/02!)                250                  258
  6.75%, 7/15/12 (Prerefunded 7/15/02!)                805                  829

Massachusetts Municipal Wholesale
Electric Power Supply
  6.75%, 7/1/17 (Prerefunded 7/1/02!)                5,235                5,384

Total Massachusetts (Cost  $7,997)                                        7,997


MICHIGAN  2.2%

Michigan Building Auth., VRDN (Currently 1.75%)      5,000               5,000

Total Michigan (Cost  $5,000)                                            5,000


MINNESOTA  2.7%

Minneapolis-St. Paul Metropolitan
Airports Commission
  BAN, 3.75%, 8/1/02 (triangle)                      1,000                1,005

Minnesota, 6.00%, 8/1/06 (
Prerefunded 8/1/02!)                       $         5,000      $         5,044

Total Minnesota (Cost  $6,049)                                            6,049


MISSISSIPPI  0.3%

Mississippi, GO
    5.00%, 8/1/02                                      550                  554

  Capital Improvement, 6.50%, 5/1/02                   125                  125

Total Mississippi (Cost  $679)                                              679


NEBRASKA  0.1%

Nebraska Public Power Dist.
  5.80%, 1/1/06 (AMBAC Insured)
  (Prerefunded 1/1/03!)                                100                  105

Total Nebraska (Cost  $105)                                                 105


NEVADA  4.4%

Clark County, GO, Airport, 4.625%,
6/1/02 (MBIA Insured)                                  150                  150

Nevada Housing Division, Multi Unit
  VRDN (Currently 1.85%) (triangle)                  9,900                9,900

Total Nevada (Cost  $10,050)                                             10,050


NEW HAMPSHIRE  0.4%

Manchester, Airport, VRDN (Currently 1.80%)
(FGIC Insured) (triangle)                            1,000                1,000

Total New Hampshire (Cost  $1,000)                                        1,000


NEW MEXICO  0.1%

New Mexico, GO, Capital Improvement,
4.30%, 9/1/02                                          225                  227

Total New Mexico (Cost  $227)                                               227


NEW YORK  2.6%

New York City Transitional Fin. Auth.,
BAN, 3.25%, 10/2/02                                  1,000                1,005

New York State Thruway Auth.,
TECP, 1.65%, 8/9/02                                  5,000                5,000

Total New York (Cost  $6,005)                                             6,005


OHIO  3.1%

Columbus, GO, 4.25%, 6/15/02               $           215      $           215

Cuyahoga County, GO, Capital Improvement,
5.00%, 12/1/02                                         150                  153

Ohio, GO
    4.40%, 8/1/02                                       50                   50

  State Highways, 4.75%, 5/15/02                       100                  100

  Higher Ed. Capital Fac., 5.25%, 5/1/02               200                  200
    5.30%, 8/1/02                                      300                  303

  Infrastructure Improvement, 5.60%, 8/1/02            150                  152

Ohio Housing Fin. Agency, Residential,
2.75%, 8/15/02 (triangle)                            5,000                5,000

Ohio Public Fac. Commission
  Higher Ed. Capital Fac.
    5.20%, 5/1/02 (AMBAC Insured)                      800                  800

Total Ohio (Cost  $6,973)                                                 6,973


OREGON  0.4%

Oregon Housing & Community Services Dept.
  Single Family Mortgage, 2.20%, 9/12/02             1,000                1,000

Total Oregon (Cost  $1,000)                                               1,000


PENNSYLVANIA  3.2%

Pennsylvania, GO
  State Highways, 4.00%, 10/15/02                      920                  922
    5.60%, 7/1/02                                      200                  201

Pennsylvania Higher Ed. Assistance Agency
  VRDN (Currently 1.70%)
  (AMBAC Insured) (triangle)                         5,000                5,000

Pennsylvania Intergov't. Cooperative Auth.
  6.00%, 6/15/02 (FGIC Insured)
  (Escrowed to Maturity)                               145                  146

Philadelphia HHEFA, Jefferson Health,
2.35%, 3/27/03                                       1,000                1,000

Total Pennsylvania (Cost  $7,269)                                         7,269


RHODE ISLAND  0.3%

Rhode Island Depositors Economic Protection
  Special Obligation
    6.625%, 8/1/19 (FSA Insured)
    (Prerefunded 8/1/02!)                  $           150      $           154

Rhode Island Economic Protection Corp.
  Special Obligation
    6.90%, 8/1/13 (Prerefunded 8/1/02!)                500                  516

Total Rhode Island (Cost  $670)                                             670


SOUTH CAROLINA  0.7%

Greenville Hospital Fac., 5.10%, 5/1/02                325                  325

South Carolina Public Service
  Santee Cooper
   6.50%, 7/1/24 (AMBAC Insured)
  (Prerefunded 7/1/02!)                                600                  616

  6.625%, 7/1/31 (Prerefunded 7/1/02!)                 555                  571

Total South Carolina (Cost  $1,512)                                       1,512


SOUTH DAKOTA  1.8%

South Dakota Housing Dev. Agency
    VRDN (Currently 1.83%)(triangle)                 3,200                3,200

  Homeownership Mortgage, 7.65%, 5/1/02 (triangle)   1,000                1,000

Total South Dakota (Cost  $4,200)                                         4,200


TENNESSEE  1.5%

Memphis, GO, 4.50%, 10/1/02                             75                   76

Metropolitan Nashville & Davidson County
  Vanderbilt Univ., 1.65%, 1/15/03                   2,000                1,987
    6.15%, 5/15/25 (Prerefunded 5/15/02!)              270                  276

Shelby County Tennessee, GO, Economic Dev.
  4.55%, 8/1/02 (triangle)                           1,015                1,022

Total Tennessee (Cost  $3,362)                                            3,361


TEXAS  12.9%

Austin Utility System
  5.50%, 5/15/02 (MBIA Insured)
  (Escrowed to Maturity)                   $           400      $           400

Gulf Coast Waste Disposal Auth.
  BP Amoco, VRDN (Currently 1.75%) (triangle)        1,400                1,400

Harris County, Toll Road, 6.125%, 8/15/02
(FGIC Insured)                                         500                  506

Houston Airport
  TECP, 1.70%, 8/9/02 (triangle)                     2,500                2,500

    VRDN (Currently 1.80%)
    (FSA Insured) (triangle)                         2,500                2,500

    4.50%, 7/1/02 (FGIC Insured) (triangle)          1,755                1,763

Houston Independent School Dist., GO
  Public Property Fin. Contractual Obligation
    5.00%, 7/15/02                                     150                  151

Lower Colorado River Auth., 4.00%, 5/15/02
(MBIA Insured)                                       1,135                1,136

San Antonio Water System, TECP,
1.60%, 5/20/02                                       3,000                3,000

Texas, GO
  TRAN, 3.75%, 8/29/02                              11,000               11,066
  Water Fin. Assistance, 4.15%, 8/1/02                 200                  201

Texas Dept. of Housing & Community Affairs
  Residential Mortgage, 2.20%, 7/1/02 (triangle)     3,000                3,000

Univ. of Texas
  5.90%, 7/1/02                                        200                  201
  6.00%, 7/1/03 (Prerefunded 7/1/02!)                  100                  101
  8.00%, 7/1/02 (Escrowed to Maturity)               1,400                1,414

Total Texas (Cost  $29,339)                                              29,339


UTAH  4.6%

Salt Lake County Solid Waste
  Kennecott Utah Copper
    VRDN (Currently 1.76%) (triangle)                4,400                4,400

Utah, GO, 5.00%, 7/1/02                              1,000                1,006

Utah Board Regents, Student Loan
  VRDN (Currently 1.70%)
  (AMBAC Insured) (triangle)                         5,000                5,000

Total Utah (Cost  $10,406)                                               10,406


VIRGINIA  8.4%

Arlington County, GO, 4.25%, 10/1/02       $           300      $           303

Capital Region Airport Commission
  Richmond Int'l. Airport
    VRDN (Currently 1.80%)
    (AMBAC Insured) (triangle)                       7,200                7,200

Fairfax County IDA, Inova Health System,
4.50%, 8/15/02                                         300                  302

King George County IDA
  Birchwood Power Partners
  VRDN (Currently 1.80%) (triangle)                    800                  800

Virginia, GO, Public Fac., 6.00%, 6/1/02               250                  251

Virginia Beach, GO, Public Improvement,
12.75%, 7/15/02                                        100                  102

Virginia College Building Auth.
  21st Century College Program, 4.30%, 8/1/02          100                  101

Virginia HDA
  6.10%, 7/1/02 (triangle)                           1,220                1,229
  6.20%, 1/1/03 (triangle)                           1,000                1,028

Virginia Port Auth., 4.60%, 7/1/02 (triangle)        4,900                4,926

Virginia Public Building Auth., 5.625%, 8/1/02         150                  151

Virginia Public School Auth., GO, 5.00%, 8/1/02        100                  101

Virginia Transportation Board
  Federal Highway Reimbursement
    5.00%, 10/1/02                                   2,455                2,486

  Northern Virginia Transportation Dist.
    4.70%, 5/15/02                                     100                  100

Total Virginia (Cost  $19,080)                                           19,080


WASHINGTON  8.9%

King County, GO, 3.00%, 12/1/02 (MBIA Insured)         345                  347

Metropolitan Washington Airports Auth., TECP
  1.70%, 5/8/02                                      3,800                3,800
  1.80%, 9/4/02                                      5,000                5,000

Port of Seattle
  TECP, 1.65%, 6/6 - 8/8/02 (triangle)               9,370                9,370
    5.00%, 6/1/02 (FGIC Insured)                     1,000                1,003

Washington, GO
    5.75%, 7/1/02                          $           320      $           322
    5.75%, 9/1/02                                       50                   50

  Motor Vehicle Fuel Tax, 6.50%, 7/1/02                300                  302

Total Washington (Cost  $20,194)                                         20,194


WISCONSIN  1.6%

Wisconsin
  6.30%, 5/1/08 (Prerefunded 5/1/02!)                  300                  300
  6.30%, 5/1/12 (Prerefunded 5/1/02!)                  200                  200

Wisconsin, GO, 4.00%, 5/1/02                           200                  200

Wisconsin Housing and Economic Dev. Auth.
  Home Ownership, VRDN
  (Currently 1.80%) (triangle)                       3,000                3,000

Total Wisconsin (Cost  $3,700)                                            3,700


WYOMING  0.3%

Sublette County PCR, Exxon, VRDN
(Currently 1.75%) (triangle)                           700                  700

Total Wyoming (Cost  $700)                                                  700


Total Investments
in Securities
99.8% of Net
Assets (Cost  $227,300)                                         $       227,299

Other Assets Less Liabilities                                               563

NET ASSETS                                                      $       227,862
                                                                ---------------

Net Assets Consist of:

Undistributed net
investment income (loss)                                        $             1

Undistributed net
realized gain (loss)                                                          2

Net unrealized
gain (loss)                                                                  (1)

Paid-in-capital applicable to
227,855,259 shares of $0.0001
par value capital stock
outstanding; 4,000,000,000
shares of the Corporation
authorized                                                              227,860

NET ASSETS                                                      $       227,862
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          1.00
                                                                ---------------

(triangle)  Interest subject to alternative minimum tax
         !  Used in determining portfolio maturity
     AMBAC  AMBAC Indemnity Corp.
       BAN  Bond Anticipation Note
       CDA  Community Development Administration
       DOT  Department of Transportation
      FGIC  Financial Guaranty Insurance Company
       FSA  Financial Security Assurance Corp.
        GO  General Obligation
       HDA  Housing Development Authority
      HFFA  Health Facility Financing Authority
     HHEFA  Health & Higher Educational Facility Authority
       IDA  Industrial Development Authority/Agency
      MBIA  Municipal Bond Investors Assurance Corp.
       PCR  Pollution Control Revenue
      TECP  Tax-Exempt Commercial Paper
      TRAN  Tax Revenue Anticipation Note
      VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.




T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 2002


Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                             In thousands



ALABAMA  1.1%

Alabama Federal Highway Fin. Auth.
  5.00%, 3/1/08 (MBIA Insured)             $         1,000      $         1,067

Total Alabama (Cost  $1,042)                                              1,067


ALASKA  0.5%

Alaska HFC, 5.75%, 12/1/11 (triangle)                  500                  521

Total Alaska (Cost  $498)                                                   521


ARIZONA  2.7%

Arizona School Fac. Board
  State School Improvement
    5.50%, 7/1/13                                    1,000                1,089

Arizona Transportation Board
  Maricopa County Regional Area Road Fund
    5.50%, 7/1/04                                    1,000                1,064

Salt River Agricultural Improvement & Power,
6.50%, 1/1/04                                          500                  533

Total Arizona (Cost  $2,593)                                              2,686


CALIFORNIA  1.3%

California Public Works Board, Dept. of Corrections
  6.00%, 11/1/05 (MBIA Insured)                        250                  273

Foothill / Eastern Transportation Corridor Agency
  Zero Coupon, 1/1/05 (Escrowed to Maturity)           350                  324

Southern California Public Power Auth.
  9.03%, 7/1/17 (FGIC Insured)
  (Escrowed to Maturity)                               600                  662

Total California (Cost  $1,165)                                           1,259


COLORADO  2.9%

Colorado DOT, 5.50%, 6/15/13 (MBIA Insured)          1,000                1,098

Colorado Student Obligation Bond Auth.
  VRDN (Currently 1.75%)
  (AMBAC Insured) (triangle)                         1,000                1,000

Denver City & County Airport
  6.75%, 11/15/22 (MBIA Insured)           $           395      $           411

  6.75%, 11/15/22 (MBIA Insured) (triangle)
  (Prerefunded 11/15/02!) (triangle)                   105                  110

E-470 Public Highway Auth.
   Zero Coupon, 8/31/26
  (Prerefunded 8/31/05!)                             1,000                  188

Total Colorado (Cost  $2,782)                                             2,807


CONNECTICUT  2.3%

Connecticut, GO, 5.25%, 6/15/13
(FGIC Insured)                                       1,000                1,067

Mashantucket Western Pequot Tribe, 144A
  5.60%, 9/1/09                                        200                  209
  5.70%, 9/1/12                                        500                  513

Univ. of Connecticut, Student Fee
  5.25%, 11/15/16 (FGIC Insured)                       500                  527

Total Connecticut (Cost  $2,238)                                          2,316


DISTRICT OF COLUMBIA  3.4%

District of Columbia, GO
  5.20%, 6/1/04 (AMBAC Insured)                      1,000                1,053

Metropolitan Washington Airport Auth.
  VRDN (Currently 1.83%) (MBIA Insured) (triangle)     800                  800
  5.50%, 10/1/18 (MBIA Insured) (triangle)           1,000                1,026
  6.625%, 10/1/12 (MBIA Insured) (triangle)            500                  517

Total District of Columbia (Cost  $3,372)                                 3,396


FLORIDA  6.6%

Broward County, GO, 5.25%, 1/1/18                      500                  515

Dade County School Board
  5.60%, 8/1/26 (AMBAC Insured)

  (Prerefunded 8/1/06!)                              1,280                1,416
  COP, 5.75%, 5/1/08 (MBIA Insured)                    365                  392

Dade County School Dist., GO,
6.00%, 7/15/04 (MBIA Insured)                        1,000                1,074

Florida Board of Ed., GO, Public Ed.,
5.125%, 6/1/13                                       1,000                1,048

Florida Dept. of Natural Resources
  Dept. of Environmental Preservation
  6.00%, 7/1/06 (MBIA Insured)             $           500      $           554

Indian Trace Community Dev. Dist.
  Water Management
  5.50%, 5/1/07 (MBIA Insured)                         500                  538

Reedy Creek Improvement Dist., GO
  5.375%, 6/1/15 (AMBAC Insured)                       750                  795

St. Lucie County, Florida Power & Light
  VRDN (Currently 1.90%) (triangle)                    175                  175

Total Florida (Cost  $6,200)                                              6,507


GEORGIA  2.8%

Coweta County Residential Care Fac. for the Elderly Auth.
  Wesley Woods of Newnan-Peachtree City
    7.625%, 10/1/06                                    400                  413

Private Colleges & Univ. Auth.
  Emory Univ., 5.75%, 11/1/18                        1,955                2,111

Savannah Economic Dev. Auth.
  Savannah College of Art & Design
    6.80%, 10/1/19                                     200                  209

Total Georgia (Cost  $2,598)                                              2,733


HAWAII  2.8%

Hawaii, GO, 5.375%, 8/1/19 (FGIC Insured)            1,000                1,028

Hawaii Dept. of Budget & Fin.
  Wilcox Memorial Hosp.
    5.50%, 7/1/09                                    1,690                1,736

Total Hawaii (Cost  $2,775)                                               2,764


ILLINOIS  3.4%

Chicago, GO
  5.50%, 1/1/09 (MBIA Insured)                         500                  544
  5.75%, 1/1/05 (AMBAC Insured)                        660                  706

Chicago, Water Revenue
  5.50%, 11/1/18 (AMBAC Insured)                       250                  260

Illinois HFA
  Edward Obligated Group
    5.00%, 2/15/09 (AMBAC Insured)         $           500      $           526

  Hinsdale Hosp.
    7.00%, 11/15/19 (Escrowed to Maturity)             260                  283

Metropolitan Pier & Expo Auth.
  Mccormick Place Expansion
    5.375%, 12/15/17 (FGIC Insured)                  1,000                1,035

Total Illinois (Cost  $3,195)                                             3,354


INDIANA  1.3%

Goshen, Greencroft Obligation Group,
5.20%, 8/15/06                                         750                  742

St. Joseph County, Madison Center
  5.10%, 2/15/05                                       260                  265
  5.25%, 2/15/07                                       295                  301

Total Indiana (Cost  $1,302)                                              1,308


IOWA  1.3%

Iowa Fin. Auth.
    VRDN (Currently 1.80%) (triangle)                1,000                1,000
  Wesley Retirement, 6.25%, 2/1/12                     250                  242

Total Iowa (Cost  $1,250)                                                 1,242


KENTUCKY  1.2%

Kenton County Airport Board
  Delta Airlines, 7.50%, 2/1/12 (triangle)           1,000                  994

Louisville & Jefferson County Regional
Airport, UPS Worldwide
  VRDN (Currently 1.70%) (triangle)                    200                  200

Total Kentucky (Cost  $1,220)                                             1,194


LOUISIANA  0.5%

Plaquemines Parish, BP Exploration & Oil
  VRDN (Currently 1.75%) (triangle)                    500                  500

Total Louisiana (Cost  $500)                                                500


MARYLAND  6.2%

Maryland Energy Fin. Admin.
  Wheelabrator Technologies
    5.85%, 12/1/05 (triangle)              $         1,510      $         1,603
    6.30%, 12/1/10 (triangle)                          250                  266

Maryland HHEFA
  Good Samaritan Hosp.
  5.50%, 7/1/05 (Escrowed to Maturity)                 700                  756

Montgomery County, GO, 5.25%, 10/1/14                1,500                1,611

Northeast Maryland Waste Disposal Auth.
  Montgomery County Resources
  6.20%, 7/1/10 (triangle)                             750                  777
  6.30%, 7/1/16 (MBIA Insured) (triangle)              500                  529

  Southwest Resources Recovery Fac.
    7.10%, 1/1/03 (MBIA Insured)                       550                  569

Total Maryland (Cost  $5,936)                                             6,111


MASSACHUSETTS  1.2%

Massachusetts, GO
  6.30%, 11/1/05 (Prerefunded 11/1/04!)                250                  275

Massachusetts Water Pollution, 6.00%, 8/1/15           800                  882

Total Massachusetts (Cost  $1,062)                                        1,157


MICHIGAN  4.9%

Detroit School Dist., GO, 5.50%,
5/1/18 (FSA Insured)                                 1,000                1,050

Garden City HFA, Garden City Hosp.,
5.375%, 9/1/03                                         770                  741

Michigan Hosp. Fin. Auth.
  Ascension Health
    5.30%, 11/15/06                                  1,000                1,062

  Mercy Health Services
    5.00%, 8/15/12 (Escrowed to Maturity)            1,395                1,455

Michigan Municipal Bond Auth.
  Clean Water Revolving Fund
    5.50%, 10/1/04                                     500                  535

Total Michigan (Cost  $4,691)                                             4,843


MINNESOTA  1.3%

Minneapolis & St. Paul Metropolitan Airports
    5.50%, 1/1/17 (FGIC Insured)           $         1,000      $         1,053

  Northwest Airlines, 6.50%,
  4/1/05 (triangle)                                    200                  193

Total Minnesota (Cost  $1,227)                                            1,246


MISSISSIPPI  1.1%

Mississippi, GO, 5.50%, 11/15/04                     1,000                1,073

Total Mississippi (Cost  $1,042)                                          1,073


MISSOURI  1.5%

Good Shepherd Nursing Home Dist., Nursing Home Fac.
  5.45%, 8/15/08                                       370                  364

St. Louis Airport, 6.25%, 1/1/03                       350                  356

St. Louis Municipal Fin.
  City Justice Center
  5.375%, 2/15/14 (AMBAC Insured)                      750                  802

Total Missouri (Cost  $1,523)                                             1,522


NEVADA  0.9%

Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)         800                  848

Total Nevada (Cost  $832)                                                   848


NEW HAMPSHIRE  0.1%

New Hampshire Housing Fin. Agency
  Single Family
    6.00%, 7/1/02 (triangle)                            80                   80
    6.10%, 1/1/03 (triangle)                            70                   72

Total New Hampshire (Cost  $150)                                            152


NEW JERSEY  3.6%

New Jersey Economic Dev. Auth., Winchester Gardens
  8.625%, 11/1/25                                      210                  224

New Jersey Transportation Trust Fund Auth.
  Transportation Systems
    5.625%, 6/15/14                        $         1,000      $         1,109
    5.75%, 6/15/11                                   1,000                1,126

Port Auth. of New York & New Jersey
  5.875%, 9/15/15 (FGIC Insured) (triangle)          1,000                1,079

Total New Jersey (Cost  $3,273)                                           3,538


NEW YORK  6.6%

Albany Parking Auth., 5.25%, 10/15/12                  395                  405

Dormitory Auth. of the State of New York
  City Univ.
    5.50%, 7/1/03                                    1,000                1,039

    6.875%, 7/1/14 (MBIA Insured)
    (Prerefunded 7/1/04!)                              350                  391

  Mental Health Services Fac.
    6.00%, 2/15/06                                   1,500                1,641

  Nyack Hosp., 6.00%, 7/1/06                           250                  226

Nassau County Ind. Dev. Agency
  Hofstra Univ.
    6.70%, 1/1/09 (Prerefunded 1/1/05!)                250                  281

New York City, GO
  5.25%, 8/1/03                                        500                  518
  7.00%, 8/1/04                                      1,000                1,089

New York Mortgage Agency
  Homeowner Mortgage
    5.80%, 10/1/06 (triangle)                          500                  512

New York State Environmental Fac. PCR
  Water Revolving Fund
    6.875%, 6/15/10                                     50                   53

New York State Housing Fin. Agency
  Service Contract Obligation
    5.85%, 9/15/09                                     300                  326

Total New York (Cost  $6,181)                                             6,481


NORTH CAROLINA  1.1%

North Carolina Eastern Municipal Power Agency
  6.70%, 1/1/19                            $           700      $           745

North Carolina Medical Care Commission
  Presbyterian Homes
    6.875%, 10/1/21                                    300                  312

Total North Carolina (Cost  $996)                                         1,057


OHIO  2.4%

Fairfield Economic Dev. Auth., Beverly Enterprises
  8.50%, 1/1/03                                         40                   40

Ohio, GO, Infrastructure Improvement,
5.25%, 2/1/12                                        1,525                1,615

Ohio Housing Fin. Agency, Residential,
5.025%, 3/1/21 (triangle)                              655                  668

Total Ohio (Cost  $2,301)                                                 2,323


OREGON  1.0%

Oregon, GO, Board of Higher Ed., 5.25%, 8/1/16         900                  940

Total Oregon (Cost  $931)                                                   940


PENNSYLVANIA  4.8%

Allegheny County Hosp. Dev. Auth., 9.25%, 11/15/30     395                  423

Allegheny County Sanitary Auth., Sewer
  5.75%, 12/1/16 (MBIA Insured)                      1,410                1,534

Beaver County IDA, PCR
  Toledo Edison, 4.85%, 6/1/04                         500                  505

Pennsylvania, GO, 5.25%, 2/1/15                      1,250                1,313

Pennsylvania Intergovernmental Cooperative Auth.
  Philadelphia Funding
    7.00%, 6/15/04 (FGIC Insured)
    (Escrowed to Maturity)                             400                  437

Philadelphia Auth. for Ind. Dev.
  Pauls Run Retirement Community
    5.85%, 5/15/13                                     500                  485

Total Pennsylvania (Cost  $4,540)                                         4,697


SOUTH CAROLINA  4.0%

South Carolina, GO, School Fac.,
5.75%, 1/1/08                              $         1,000      $         1,107

South Carolina Public Service Auth.
  6.25%, 1/1/05 (MBIA Insured)                       1,350                1,464

South Carolina Transportation Infrastructure Bank
  5.50%, 10/1/15 (AMBAC Insured)                     1,240                1,329

Total South Carolina (Cost  $3,722)                                       3,900


TENNESSEE  1.0%

Memphis-Shelby County Airport Auth.
  6.25%, 2/15/11 (MBIA Insured) (triangle)             200                  223

Tennessee Housing Dev. Agency, Homeownership
  4.95%, 7/1/10 (triangle)                             420                  422
  5.05%, 7/1/11 (triangle)                             355                  356

Total Tennessee (Cost  $981)                                              1,001


TEXAS  8.0%

Abilene Health Fac. Dev.
  Sears Methodist Retirement
  5.40%, 11/15/09                                      700                  669

Austin Airport, 5.75%, 11/15/08
(MBIA Insured) (triangle)                              500                  534

Brazos Higher Ed. Auth., Student Loan,
5.95%, 6/1/02 (triangle)                               470                  471

Dallas-Fort Worth Int'l. Airport Fac.,
American Airlines
  6.05%, 11/1/05 (triangle)                            250                  235

Gulf Coast Waste Disposal Auth., Amoco Oil
  VRDN (Currently 1.75%) (triangle)                    100                  100

Harris County Health Fac. Dev.
  Texas Childrens Hosp.
    5.375%, 10/1/12                                    800                  835

Houston, GO
  Public Improvement
    5.375%, 3/1/12 (FSA Insured)                     1,200                1,289

Houston, Water & Sewer
  7.00%, 12/1/03 (AMBAC Insured)                       270                  290

Houston Airport IDR, Continental Airlines,
6.75%, 7/1/29 (triangle)                               200                  181

Lower Colorado River Auth.,
5.75%, 5/15/11 (FSA Insured)                         1,370                1,506

North East Independent School Dist.,
GO, 6.00%, 2/1/16                          $         1,100      $         1,200

Tarrant County Health Fac. Dev.
  Texas Health Resources
  5.75%, 2/15/10 (MBIA Insured)                        500                  536

Total Texas (Cost  $7,640)                                                7,846


VIRGINIA  8.0%

Arlington County IDA
  Arlington Health Systems
    5.50%, 7/1/13                                      980                1,030

Bedford County IDA, PCR, Georgia-Pacific,
4.60%, 8/1/04                                          170                  175

Charles City & County IDA
  Waste Management
    6.25%, 4/1/12 (triangle)                           250                  250

Chesterfield County IDA
  Bon Secours Health System
    5.70%, 11/15/03                                    750                  777

Louisa IDA
  Virginia Electric & Power
  3.40%, 3/1/04 (triangle)                             750                  745

Portsmouth, GO
  Public Improvement
    5.50%, 6/1/14 (FGIC Insured)                       800                  846

Virginia Public School Auth., GO, School Fin.
  5.00%, 1/1/04                                      1,300                1,355

Virginia Biotechnology Research Park Auth.
  Consolidated Laboratories
    5.25%, 9/1/12                                    1,000                1,079

Virginia College Building Auth.
  Public Higher Ed., 5.50%, 9/1/14                   1,000                1,080

Virginia Transportation Board
  Northern Virginia Transportation Dist.
  5.80%, 5/15/04                                       500                  534

Total Virginia (Cost  $7,670)                                             7,871


WASHINGTON  2.2%

King County, GO, 5.25%, 12/1/07            $         1,500      $         1,629

Washington Health Care Fac. Auth.
  Virginia Mason Medical Center
  6.00%, 8/15/08 (MBIA Insured)                        500                  558

Total Washington (Cost  $2,067)                                           2,187


WEST VIRGINIA  2.4%

Putnam County, PCR
  Appalachian Power, 6.60%, 7/1/19                   2,000                2,045

West Virginia, GO
  Zero Coupon, 11/1/12 (FGIC Insured)                  465                  283

Total West Virginia (Cost  $2,319)                                        2,328


WISCONSIN  2.2%

Milwaukee Metropolitan Sewage Dist.,
GO, 6.25%, 10/1/05                                   1,600                1,766

Wisconsin HEFA, Froedert & Community Health
  5.625%, 10/1/11                                      400                  421

Total Wisconsin (Cost  $2,084)                                            2,187

Total Investments
in Securities
98.6% of Net Assets
(Cost  $93,898)                                                 $        96,962


Futures Contracts

                                  Contract     Unrealized
                     Expiration      Value     Gain (Loss)
                     ----------   --------     ----------
                                       In thousands

Short, 25 June U.S.
Treasury 10 Year
Notes 45,000 par of
Brazos Higher Ed.
Auth. 5.95% bonds
pledged as initial
margin                     6/02   $ (2,651)    $      (28)

Net payments
(receipts) of
variation
margin to date                                         27

Variation margin
receivable (payable)
on open futures
contracts                                                                    (1)

Other Assets Less Liabilities                                             1,402

NET ASSETS                                                      $        98,363

Net Assets Consist of:

Undistributed net
investment
income (loss)                                                   $            15

Undistributed net
realized
gain (loss)                                                                (639)

Net unrealized
gain (loss)                         3,036

Paid-in-capital
applicable to
9,182,879 shares
of $0.0001 par
value capital
stock outstanding;
4,000,000,000 shares
of the Corporation
authorized                                                               95,951

NET ASSETS                                                      $        98,363

NET ASSET VALUE PER SHARE                                       $         10.71


(triangle)  Interest subject to alternative minimum tax
         !  Used in determining portfolio maturity
      144A  Security was purchased pursuant to Rule 144A under the Securities
            Act of 1933 and may be resold in transactions exempt from
            registration only to qualified institutional buyers-total of such securities at period-end amounts to $722 and represents 0.7% of net assets.
     AMBAC  AMBAC Indemnity Corp.
      COP   Certificates of Participation
      DOT   Department of Transportation
     FGIC   Financial Guaranty Insurance Company
      FSA   Financial Security Assurance Corp.
       GO   General Obligation
     HEFA   Health & Educational Facility Authority
      HFA   Health Facility Authority
      HFC   Housing Finance Corp.
    HHEFA   Health & Higher Educational Facility Authority
      IDA   Industrial Development Authority/Agency
      IDR  Industrial Development Revenue
     MBIA  Municipal Bond Investors Assurance Corp.
      PCR  Pollution Control Revenue
     VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.




T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 2002


Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                            In thousands


ALABAMA  1.4%

Alabama Public School and College Auth.
  5.50%, 9/1/29 (MBIA Insured)             $         1,000      $         1,019

Baldwin County Eastern Shore Health Care Auth.
  Thomas Hosp., 6.75%, 4/1/21                          200                  200

Total Alabama (Cost  $1,230)                                              1,219


ALASKA  2.9%

Alaska HFC, 5.75%, 12/1/11 (triangle)                1,150                1,198

Alaska Student Loan Corp.
  5.10%, 7/1/10 (AMBAC Insured) (triangle)           1,000                1,039

Valdez Alaska Marine Terminal, Phillips Petroleum
  2.90%, 1/1/03                                        200                  199

Total Alaska (Cost  $2,343)                                               2,436


ARIZONA  2.1%

Phoenix, GO, 5.875%, 7/1/18                            575                  624

Phoenix Civic Improvement Corp.

  6.25%, 7/1/17 (FGIC Insured)
  (Prerefunded 7/1/10!)                              1,000                1,164

Total Arizona (Cost  $1,615)                                              1,788


CALIFORNIA  3.2%

California Statewide CDA, Kaiser
Permanente, 3.70%, 6/1/05                              700                  700

Chula Vista, Multi-Family, 7.50%,
1/1/32 (triangle)                                      465                  452

Foothill / Eastern Transportation Corridor Agency
  California Toll Road

    Zero Coupon, 1/1/26
    (Escrowed to Maturity)                             500                  134

Pomona Unified School Dist., GO
  6.15%, 8/1/15 (MBIA Insured)                         145                  167

Poway Community Fac. Dist., 6.75%, 8/15/15             425                  459

Sacramento City Fin. Auth., Convention Center,
6.25%, 1/1/30                                          500                  492

Santa Ana Housing Auth., Villa Del Sol Apartments
  5.65%, 11/1/06 (triangle)                            300                  306

Total California (Cost  $2,662)                                           2,710


COLORADO  1.4%

Colorado HFA, Adventist Health System,
6.625%, 11/15/26                           $           500      $           526

Denver Health & Hosp. Auth., 6.00%, 12/1/31            250                  250

E-470 Public Highway Auth.

  Zero Coupon, 8/31/26
  (Prerefunded 8/31/05!)                             2,000                  375

Total Colorado (Cost  $1,094)                                             1,151


CONNECTICUT  0.7%

Mashantucket Western Pequot Tribe, 144A
  5.70%, 9/1/12                                        250                  257
  5.75%, 9/1/27                                        300                  294

Total Connecticut (Cost  $536)                                              551

DELAWARE  2.0%

Delaware State Housing Auth., Multi-Family,
5.40%, 7/1/24                                        1,725                1,725

Total Delaware (Cost  $1,729)                                             1,725


DISTRICT OF COLUMBIA  2.5%

District of Columbia, GO, 6.00%, 6/1/17
(MBIA Insured)                                       1,000                1,123

Metropolitan Washington D.C. Airports Auth.
  5.50%, 10/1/27 (MBIA Insured) (triangle)           1,000                1,010

Total District of Columbia (Cost  $2,040)                                 2,133


FLORIDA  1.3%

Orlando Utilities Commission, Water & Electric,
5.25%, 10/1/15                                       1,000                1,072

Total Florida (Cost  $1,077)                                              1,072


GEORGIA  3.9%

Athens-Clarke Residential Care Fac. for the Elderly Auth.
  Wesley Woods of Athens
  6.375%, 10/1/27                                      200                  174

Atlanta Airport, 6.25%, 1/1/14
(FGIC Insured) (triangle)                            1,000                1,105

Chatham County Hosp. Auth.
  Memorial Health Medical Center
    6.125%, 1/1/24                         $           750      $           771

Coweta County Residential Care Fac. for the Elderly Auth.
  Wesley Woods of Newnan-Peachtree City
    8.20%, 10/1/16                                     215                  228

Fulton County Dev. Auth., Georgia Tech Foundation
  5.00%, 11/1/31                                       500                  481

Georgia Housing Fin. Auth., Single Family,
6.45%, 12/1/27 (triangle)                              205                  210

Municipal Electric Auth. of Georgia

  5.70%, 1/1/19 (MBIA Insured)
  (Escrowed to Maturity)                               100                  110

Rockdale County Dev. Auth., Pratt Industries USA
  7.50%, 1/1/26 (triangle)                             225                  227

Total Georgia (Cost  $3,204)                                              3,306


HAWAII  1.8%

Hawaii, GO, 5.375%, 8/1/19 (FGIC Insured)            1,000                1,028

Hawaii Dept. of Budget & Fin.
  Kapiolani Health Obligation
    6.25%, 7/1/21                                      500                  514

Total Hawaii (Cost  $1,529)                                               1,542


IDAHO  0.1%

Idaho Housing Agency, Single Family,
  6.60%, 7/1/27 (triangle)                              72                   74

Total Idaho (Cost  $72)                                                      74


ILLINOIS  4.3%

Chicago, 6.75%, 1/1/35 (FGIC Insured)
(Prerefunded 7/1/10!)                                  500                  598

Chicago Board of Ed., GO
  School Reform Board

  Zero Coupon, 12/1/15
  (AMBAC Insured)                                    1,000                  495

Chicago O' Hare Int'l. Airport, 5.75%, 1/1/21
(MBIA Insured) (triangle)                            1,000                1,026

Illinois HFA
  Community Hosp. of Ottawa, 6.85%, 8/15/24$           200      $           203

  Glen Oaks Medical Center
    7.00%, 11/15/19 (Escrowed to Maturity)             145                  158

    Holy Cross Hosp., 6.70%, 3/1/14                    300                  252

    Lutheran Senior Ministries, 7.375%, 8/15/31        250                  251

Metropolitan Pier and Exposition Auth.
  McCormick Place Expansion
    Zero Coupon, 6/15/19 (MBIA Insured)              1,000                  393

Village of Carol Stream, DuPage County
  Windsor Park Manor, 7.20%, 12/1/14                   200                  201

Total Illinois (Cost  $3,482)                                             3,577


INDIANA  2.4%

Gibson County PCR
  Toyota Motor Credit Corp.
  VRDN (Currently 1.75%) (triangle)                  1,000                1,000

Indiana Transportation Fin. Auth.,
5.375%, 12/1/25                                      1,000                1,006

Total Indiana (Cost  $1,957)                                              2,006


IOWA  2.6%

Iowa Fin. Auth.
  Single Family Mortgage

    VRDN (Currently 1.80%) (triangle)                1,120                1,120
    5.70%, 1/1/27                                      905                  920

    Wesley Retirement Services, 6.25%, 2/1/12          160                  155

Total Iowa (Cost  $2,139)                                                 2,195


KANSAS  1.6%

Johnson County Union School Dist., GO
  5.50%, 9/1/16 (FGIC Insured)                       1,000                1,087

Olathe Senior Living Fac., Aberdeen Village
  8.00%, 5/15/30                                       250                  253

Total Kansas (Cost  $1,313)                                               1,340


LOUISIANA  1.5%

St. Charles Parish PCR, Entergy Corp.,
4.85%, 6/1/02                              $           500      $           501

Tobacco Settlement Fin. Corp.,
5.875%, 5/15/39                                        800                  720

Total Louisiana (Cost  $1,281)                                            1,221


MAINE  1.3%

Maine Housing Auth., 6.40%,
11/15/19 (triangle)                                  1,000                1,059

Total Maine (Cost  $1,000)                                                1,059


MARYLAND  4.0%

Maryland CDA, Single Family,
7.25%, 4/1/19 (triangle)                               140                  144

Maryland Economic Dev.
  Associated Jewish Charities
    5.50%, 7/15/09                                     445                  456

  Maryland Golf Course Systems
    8.25%, 6/1/28                                      150                  149

Maryland Energy Fin. Admin.
  Wheelabrator Technologies,
  6.45%, 12/1/16 (triangle)                            500                  525

Maryland HHEFA
  Johns Hopkins Univ., 5.00%, 7/1/32                   500                  484

  Univ. of Maryland Medical
  System, 6.625%, 7/1/20                               850                  919

Northeast Maryland Waste Disposal Auth.
  IDRB, Waste Management, 5.00%,
  1/1/12 (triangle)                                    200                  191

  Montgomery County Resources,
  6.20%, 7/1/10 (triangle)                             500                  518

Total Maryland (Cost  $3,293)                                             3,386


MASSACHUSETTS  1.4%

Massachusetts Water Pollution,
6.00%, 8/1/18                                        1,050                1,191

Total Massachusetts (Cost  $1,065)                                        1,191


MICHIGAN  2.2%

Detroit City School Dist., GO,
6.00%, 5/1/29 (FSA Insured)                            750                  846

Michigan Strategic Fund, IDRB
  WMX Technologies, 6.00%, 12/1/13 (triangle)        1,000                  993

Total Michigan (Cost  $1,891)                                             1,839


MINNESOTA  0.3%

Minneapolis & St. Paul Metropolitan Airports
  Northwest Airlines, 6.50%,
  4/1/05 (triangle)                        $           300      $           290

Total Minnesota (Cost  $300)                                                290


MISSISSIPPI  1.3%

Mississippi Business Fin. PCR
  Systems Energy Resources, 5.875%, 4/1/22             500                  478

Mississippi Hosp. Equipment Fac. Auth.
  North Mississippi Health Services
    VRDN (Currently 1.70%)                             500                  500

Warren County PCR
  Mississippi Power & Light, 7.00%, 4/1/22             100                  103

Total Mississippi (Cost  $1,097)                                          1,081


MISSOURI  1.3%

Missouri Higher Ed. Loan Auth.,
Sudent Loan, 5.85%, 7/15/10 (triangle)               1,000                1,082

Total Missouri (Cost  $1,000)                                             1,082


NEVADA  0.7%

Clark County Airport
  VRDN (Currently 1.70%)
  (FGIC Insured) (triangle)                            100                  100

Las Vegas/McCarran Int'l. Airport
  6.00%, 7/1/17 (MBIA Insured) (triangle)              250                  263

Clark County IDRB, Southwest Gas,
6.50%, 12/1/33 (triangle)                              200                  200

Total Nevada (Cost  $531)                                                   563


NEW HAMPSHIRE  0.8%

New Hampshire HHEFA
  Wentworth-Douglass Hosp.
  5.375%, 1/1/15 (MBIA Insured)                        500                  536

New Hampshire Housing Fin. Auth.
  Single Family, 6.85%, 7/1/14 (triangle)              100                  103

Total New Hampshire (Cost  $598)                                            639


NEW JERSEY  3.5%

New Jersey Economic Dev. Auth.

  Evergreens, 6.00%, 10/1/17               $           130      $           122

  IDRB, Continental Airlines,
  6.25%, 9/15/19 (triangle)                          1,000                  893

  Winchester Gardens, 8.625%, 11/1/25                  210                  223

New Jersey HFFA, Irvington General Hosp.
  5.875%, 8/1/06 (FHA Guaranteed)
  (Prerefunded 8/1/04!)                                 95                  104

New Jersey Housing & Mortgage Fin. Agency
  6.35%, 10/1/27 (MBIA Insured) (triangle)             250                  259

New Jersey Sports & Exposition Auth., Monmouth Park
  8.00%, 1/1/25 (Prerefunded 1/1/05!)                  100                  115

New Jersey Turnpike Auth.
  10.375%, 1/1/03 (Escrowed to Maturity)               165                  174

Port Auth. of New York & New Jersey
  Air & Sea Transportation
  5.875%, 9/15/15 (FGIC Insured) (triangle)          1,000                1,079

Total New Jersey (Cost  $2,877)                                           2,969


NEW MEXICO  0.6%

New Mexico Mortgage Fin. Auth.
  Single Family Mortgage, 6.30%, 9/1/27                475                  502

Total New Mexico (Cost  $475)                                               502


NEW YORK  8.0%

Dormitory Auth. of the State of New York
  Nyack Hosp., 6.00%, 7/1/06                           250                  226

  Univ. Ed. Fac., 5.25%, 5/15/15
    (AMBAC Insured)                                    500                  537

Nassau County, GO, 7.00%, 3/1/13
(FSA Insured)                                          655                  778

Nassau County IDA, Hofstra Univ.
  6.80%, 1/1/11 (Prerefunded 1/1/05!)                  290                  327

New York City, GO
  5.00%, 8/1/06                                      1,000                1,061
  6.25%, 8/1/09                                        350                  387

New York City Municipal Water Fin. Auth.
  Zero Coupon, 6/15/20                     $           500      $           195
  5.00%, 6/15/32                                       585                  557

New York State Environmental Fac. PCR
  State Water Revolving Fund, 6.90%, 11/15/15          200                  222

New York State Mortgage Agency
  Homeowner Mortgage
  5.85%, 10/1/18 (triangle)                            995                1,039
  6.625%, 9/13/05 (triangle)                            60                   62

Triborough Bridge and Tunnel Auth.,
5.90%, 1/1/08                                        1,000                1,120

Yonkers IDA, Community Dev. Properties,
6.625%, 2/1/26                                         250                  262

Total New York (Cost  $6,466)                                             6,773


NORTH CAROLINA  3.0%

North Carolina Capital Fac. Fin. Agency
  Duke University, 5.125%, 10/1/26                   1,000                  991

North Carolina Eastern Municipal
Power Agency, 6.70%, 1/1/19                            700                  745

North Carolina Medical Care Commission
  Presbyterian Homes, 6.875%, 10/1/21                  250                  260

North Carolina Municipal Power Agency
  Catawba Electric, 5.90%, 1/1/03                      500                  511

Total North Carolina (Cost  $2,429)                                       2,507


OHIO  2.4%

Akron, Municipal Baseball Stadium, COP,
6.90%, 12/1/16                                         300                  331

Fairfield Economic Dev. Auth.
  Beverly Enterprises, 8.50%, 1/1/03                    20                   20

Franklin County, Ohio Presbyterian
Retirement, 7.125%, 7/1/29                             500                  496

Ohio Building Auth., Adult
Correctional Fac., 5.50%, 10/1/11                    1,000                1,091

Ohio Water Dev. Auth. PCR
  FirstEnergy, 8.00%, 10/1/23 (triangle)               100                  108

Total Ohio (Cost  $1,932)                                                 2,046


OREGON  1.5%

Oregon, GO, TAN, 3.25%, 5/1/03                         425                  431

Portland Sewer Systems, 5.75%, 8/1/20
(FGIC Insured)                                         750                  795

Total Oregon (Cost  $1,197)                                               1,226


PENNSYLVANIA  4.9%

Beaver County IDA, PCR, FirstEnergy,
7.625%, 5/1/25                             $           100      $           107

Bucks County IDA, Chandler Hall,
6.10%, 5/1/14                                          500                  464

Erie County IDA, Beverly Enterprises,
6.625%, 5/1/02                                          25                   25

Montgomery County HHEFA
  Faulkeways at Gwynedd, 6.75%, 11/15/24               400                  417

Pennsylvania Turnpike Commission
  5.50%, 7/15/33 (AMBAC Insured)                     1,000                1,021

Philadelphia School Dist., GO,
5.50%, 2/1/22 (FSA Insured)                          1,000                1,035

West Shore Area Auth.
  Holy Spirit Hosp.
  6.20%, 1/1/26                                        500                  499
  6.25%, 1/1/32                                        250                  249

Westmoreland County IDA
  Health Care Fac. Redstone, 8.00%, 11/15/23           300                  312

Total Pennsylvania (Cost  $4,113)                                         4,129


PUERTO RICO  0.3%

Puerto Rico Highway & Transportation
Auth., 5.50%, 7/1/15                                   250                  271

Total Puerto Rico (Cost  $238)                                              271


SOUTH CAROLINA  3.1%

South Carolina Jobs Economic Dev. Auth.
  Myrtle Beach Convention, 6.625%, 4/1/36              345                  344

South Carolina Public Service Auth.
  5.25%, 1/1/18 (FSA Insured)                        1,000                1,029
  6.25%, 1/1/22 (AMBAC Insured)                        200                  216


Spartanburg County, Regional Health Services
  5.25%, 4/15/32 (FSA Insured)                       1,000                  980

Total South Carolina (Cost  $2,559)                                       2,569


TENNESSEE  1.3%

Memphis-Shelby County Airport Auth.
  6.25%, 2/15/09 (MBIA Insured) (triangle)             290                  321
  6.25%, 2/15/11 (MBIA Insured) (triangle)             100                  112

Metropolitan Gov't. of Nashville & Davidson Counties
  Mur-Ci Homes, 7.75%, 12/1/26             $           195      $           185

Sullivan County Health, Education & Housing
  Wellmont Health Systems, 6.25%, 9/1/22               500                  498

Total Tennessee (Cost  $1,099)                                            1,116


TEXAS  11.4%

Abilene Health Fac. Dev.
  Sears Methodist Retirement,
  5.90%, 11/15/25                                      250                  213

Amarillo Health Fac. Dev.
  Sears Panhandle Retirement
    7.75%, 8/15/26 (Prerefunded 8/15/06!)              200                  240

Brazos River Auth. PCR, TXU Electric,
5.75%, 11/1/11 (triangle)                              250                  252

Dallas Fort Worth Airport, 5.50%,
11/1/31 (FGIC Insured) (triangle)                    1,000                  990

Gulf Coast Waste Disposal Auth. PCR

  BP Amoco Oil, VRDN
  (Currently 1.75%) (triangle)                         100                  100

  Anheuser-Busch, 5.90%, 4/1/36 (triangle)             500                  504

  ExxonMobil, VRDN
  (Currently 1.75%) (triangle)                       1,700                1,700

Harris County, Toll Road

  6.375%, 8/15/24 (MBIA Insured)
  (Prerefunded 8/15/04!)                               250                  276

Harris County Health Fac. Dev.
  Memorial Hosp., 6.375%, 6/1/29                       250                  260

  St. Luke's Episcopal Hosp., 5.375%, 2/15/26        1,000                  969

  Texas Childrens Hosp., 5.375%, 10/1/12               800                  835

Houston, TAN, 6.40%, 6/1/27                            250                  264

Houston, GO, Public Improvement
  5.50%, 3/1/18 (FSA Insured)                          500                  520

Houston Water & Sewer
  5.75%, 12/1/18 (AMBAC Insured)                       485                  507

Matagorda County Navigation Dist.
  Reliant Energy, 5.20%, 11/1/02                     1,000                1,013

Tomball Hosp. Auth., Tomball
Regional Hosp., 6.00%, 7/1/19                          500                  492

Tyler Health Fac. Dev.,
Mother Frances Hosp., 5.625%, 7/1/13                   500                  499

Total Texas (Cost  $9,463)                                                9,634


UTAH  0.6%

Intermountain Power Agency, Power Supply
  5.75%, 7/1/16 (MBIA Insured)             $           500      $           532

Total Utah (Cost  $490)                                                     532


VIRGINIA  7.6%

Chesterfield County IDA, Bon Secours Health System
  5.70%, 11/15/03                                      350                  363

Fairfax County Water Auth.

  5.80%, 1/1/16
  (Escrowed to Maturity)                               860                  945

Greater Richmond Convention Center
  Convention Center Expansion,
  6.125%, 6/15/29                                    1,250                1,332

King George County IDA, Birchwood Power Partners
  VRDN (Currently 1.80%) (triangle)                    275                  275

Louisa IDA, Virginia Electric & Power,
3.40%, 3/1/04 (triangle)                               500                  497

Peninsula Ports Auth. of Virginia,
Riverside Health Systems
6.625%, 7/1/18 (Prerefunded 7/1/02!)                   200                  206

Richmond Metropolitan Auth., Expressway Funding
  5.25%, 7/15/22 (FGIC Insured)                        500                  516

Riverside Regional Jail Auth.
  5.875%, 7/1/14 (MBIA Insured)                        455                  604

  5.875%, 7/1/14 (MBIA Insured)
  (Prerefunded 7/1/05!)                                545                  491

Virginia HDA
  6.10%, 7/1/12 (triangle)                           1,000                1,040
  6.50%, 5/1/13 (triangle)                             100                  104

Total Virginia (Cost  $6,098)                                             6,373


WASHINGTON  1.3%

Chelan County Public Utility Dist.
  Columbia River-Rock Hydroelectric
    Zero Coupon, 6/1/18 (MBIA Insured)                 585                  246

Tacoma Solid Waste Utility
  5.50%, 12/1/17 (AMBAC Insured)                       665                  690

  5.50%, 12/1/17 (AMBAC Insured)
  (Prerefunded 12/1/07!)                   $           135      $           150

Total Washington (Cost  $1,021)                                           1,086


WEST VIRGINIA  0.6%

West Virginia Building Commission, Regional Jail
  5.375%, 7/1/21 (AMBAC Insured)                       500                  521

Total West Virginia (Cost  $524)                                            521


WISCONSIN  1.3%

Oconto Falls CDA, Oconto Falls Tissue,
7.75%, 12/1/22 (triangle)                              200                  159

Wisconsin HEFA, Children's Hosp.
  5.625%, 2/15/15
  (AMBAC Insured)                                      500                  544

  National Regency of New Berlin,
  8.00%, 8/15/25                                       200                  209

Wisconsin Housing & Economic Dev.
Auth., 6.45%, 9/1/27 (triangle)                        165                  169

Total Wisconsin (Cost  $1,080)                                            1,081


Total Investments
in Securities
100.4% of Net Assets
(Cost  $82,139)                                                 $        84,511

Other Assets Less Liabilities                                              (333)

NET ASSETS                                                      $        84,178
                                                                ---------------

Net Assets Consist of:

Undistributed net
investment income (loss)                                        $            20

Undistributed net
realized gain (loss)                                                     (1,998)

Net unrealized gain (loss)                                                2,372


Paid-in-capital applicable to
7,979,746 shares of $0.0001 par
value capital stock outstanding;
4,000,000,000 shares of the
Corporation authorized                                                   83,784

NET ASSETS                                                      $        84,178
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         10.55
                                                                ---------------

(misc footnote
       symbol)  Interest subject to alternative minimum tax

             !  Used in determining portfolio maturity

          144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $551 and represents 0.7% of net assets

         AMBAC  AMBAC Indemnity Corp.
           CDA  Community Development Administration
           COP  Certificates of Participation
          FGIC  Financial Guaranty Insurance Company
           FHA  Federal Housing Authority
           FSA  Financial Security Assurance Corp.
            GO  General Obligation
           HDA  Housing Development Authority
          HEFA  Health & Educational Facility Authority
           HFA  Health Facility Authority
           HFC  Housing Finance Corp.
          HFFA  Health Facility Financing Authority
         HHEFA  Health & Higher Educational Facility Authority
           IDA  Industrial Development Authority/Agency
          IDRB  Industrial Development Revenue Bond
          MBIA  Municipal Bond Investors Assurance Corp.
           PCR  Pollution Control Revenue
           TAN  Tax Anticipation Note
          VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Unaudited


Statement of Operations
--------------------------------------------------------------------------------
In thousands             Money  Market           Intermediate           Income
                                  Fund                   Fund             Fund

                              6 Months               6 Months         6 Months
                                 Ended                  Ended            Ended
                                4/30/02               4/30/02          4/30/02

Investment Income (Loss)

Interest income               $  2,091               $  2,307         $  2,212

Expenses

Investment management
and administrative                 521                    236              206

Net investment
income (loss)                    1,570                  2,071            2,006


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                         2                    149              235

  Futures                           --                    108               25

  Net realized
  gain (loss)                        2                    257              260


Change in net unrealized gain (loss)

  Securities                        (1)                  (840)          (1,420)

  Futures                           --                     33               10

Change in net unrealized
gain (loss)                         (1)                  (807)          (1,410)

Net realized and
unrealized gain (loss)               1                   (550)          (1,150)


INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS                    $  1,571               $  1,521         $    856
                              --------------------------------------------------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/02             10/31/01

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         1,570      $         6,329

  Net realized gain (loss)                               2                    6

  Change in net unrealized
  gain (loss)                                           (1)                  --

  Increase (decrease)
  in net assets
  from operations                                    1,571                6,335


Distributions to shareholders

  Net investment income                             (1,569)              (6,329)


Capital share transactions *

  Shares sold                                      149,384              232,774

  Distributions reinvested                           1,488                5,926

  Shares redeemed                                 (165,696)            (209,024)

  Increase (decrease)
  in net assets from
  capital share transactions                       (14,824)              29,676


Net Assets

Increase (decrease) during period                  (14,822)              29,682

Beginning of period                                242,684              213,002

End of period                              $       227,862      $       242,684
                                           -------------------------------------


*Share information

  Shares sold                                      149,383              232,774

  Distributions reinvested                           1,488                5,926

  Shares redeemed                                 (165,696)            (209,024)

  Increase (decrease)
  in shares outstanding                            (14,825)              29,676


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/02             10/31/01

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         2,071      $         3,816

  Net realized gain (loss)                             257                  629

  Change in net unrealized
  gain (loss)                                         (807)               3,207

  Increase (decrease)
  in net assets
  from operations                                    1,521                7,652


Distributions to shareholders

  Net investment income                             (2,067)              (3,816)


Capital share transactions *

  Shares sold                                       14,751               24,476

  Distributions reinvested                           1,208                2,388

  Shares redeemed                                  (10,276)             (16,881)

  Increase (decrease) in net
  assets from capital
  share transactions                                 5,683                9,983


Net Assets

Increase (decrease) during period                    5,137               13,819

Beginning of period                                 93,226               79,407

End of period                              $        98,363      $        93,226
                                           -------------------------------------


*Share information

  Shares sold                                        1,384                2,311

  Distributions reinvested                             113                  226

  Shares redeemed                                     (964)              (1,599)

  Increase (decrease) in
  shares outstanding                                   533                  938


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/02             10/31/01

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         2,006      $         3,755

  Net realized gain (loss)                             260                  870

  Change in net unrealized
  gain (loss)                                       (1,410)               3,119

  Increase (decrease)
  in net assets
  from operations                                      856                7,744


Distributions to shareholders

  Net investment income                             (1,998)              (3,755)


Capital share transactions *

  Shares sold                                       12,229               22,585

  Distributions reinvested                           1,228                2,307

  Shares redeemed                                  (11,191)             (15,054)

  Increase (decrease) in net
  assets from capital
  share transactions                                 2,266                9,838


Net Assets

Increase (decrease) during period                    1,124               13,827

Beginning of period                                 83,054               69,227

End of period                              $        84,178      $        83,054
                                           -------------------------------------


*Share information

  Shares sold                                        1,162                2,153

  Distributions reinvested                             117                  220

  Shares redeemed                                   (1,067)              (1,438)

  Increase (decrease) in
  shares outstanding                                   212                  935


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 2002


Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Summit Municipal Money Market Fund (the Money Fund), the Summit Municipal Intermediate Fund (the Intermediate
     Fund), and the Summit Municipal Income Fund (the Income Fund) are three portfolios established by the corporation and commenced operations on October 29, 1993. The Money Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes. The Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The Income Fund seeks a high level of income exempt from federal income taxes.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost.

     Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On November 1, 2001, each fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to November 1, 2001, the funds recognized market discount at time of disposition as gain or loss. Upon adoption, each fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $10,000 for the Income Fund and $9,000 for the Intermediate Fund. The effect of the change for the Money Fund, for the six months ended April 30, 2002, was to increase net investment income by $2,000 and decrease net unrealized gain/loss on securities by $2,000. For the six months ended April 30, 2002, the effect of the change for the Income Fund was to increase net investment income by $8,000 ($0.001 per share), decrease net realized gain/loss on securities by $1,000, and decrease net unrealized gain/loss on securities by $7,000 ($0.001per share). The effect of the change for the Intermediate Fund, for the six months ended April 30, 2002, was to increase net investment income by $4,000, decrease net realized gain/loss on securities by $9,000 ($0.001 per share), and increase net unrealized gain/loss on securities by $5,000 ($0.001 per share). This change had no effect on the funds' net assets or total return.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Payments ("variation margin") made or received by each fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities At April 30, 2002, approximately 11% of the Income Fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Futures Contracts During the six months ended April 30, 2002, the Intermediate and Income Funds were party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Other Purchases and sales of portfolio securities, other than short-term securities, for the six months ended April 30, 2002, were as follows:


--------------------------------------------------------------------------------
                                              Intermediate               Income
                                                      Fund                 Fund

Purchases                                  $    10,591,000      $    23,888,000
Sales                                            5,645,000           22,474,000



NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Income and capital gain distributions determined in accordance with federal income tax regulations differ from net investment income and realized gains recognized for financial reporting purposes and, accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     Each fund intends to retain realized gains that may be offset by available capital loss carryforwards for tax purposes. As of October 31, 2001, the funds' most recent tax year-end, the Money Fund had $1,000 of capital loss carryforwards available to offset future realized gains, all of which expire in 2007. The Intermediate Fund had $898,000 of capital loss carryforwards available to offset future realized gains, $73,000 of which expire in 2007, and $825,000 expire in 2008. The Income Fund had $2,241,000 of capital loss carryforwards available to offset future realized gains, $611,000 of which expire in 2007, and $1,630,000 expire in 2008.

     At April 30, 2002, the cost of investments for federal income tax purposes was $227,299,000, $93,893,000, and $82,122,000, respectively, for the
     Money, Intermediate and Income Funds.

     For the Money Fund, amortized cost is equivalent to value; and for the Intermediate Fund and Income Fund, net unrealized gain (loss) was as follows:


--------------------------------------------------------------------------------
                                              Intermediate               Income
                                                      Fund                 Fund

Unrealized appreciation                    $     3,307,000      $     2,863,000

Unrealized depreciation                           (238,000)            (473,000)

Net unrealized appreciation
(depreciation)                             $     3,069,000      $     2,390,000



NOTE 4 - RELATED PARTY TRANSACTIONS

     Each fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between each fund and the manager provides for an all-inclusive annual fee, of which $90,000, $35,000, and $35,000 were payable at April 30, 2002, by the Money, Intermediate and Income Funds, respectively. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Money Fund and 0.50% of average daily net assets for the Intermediate and Income Funds. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by each fund.



T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------


About the Funds' Directors and Officers
--------------------------------------------------------------------------------


Your funds are governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the funds' directors are independent of T. Rowe Price Associates, Inc.; "inside" directors are officers of T. Rowe Price. The Board of Directors elects the funds' officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.


Independent Directors


Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Other Directorships of Public Companies
--------------------------------------------------------------------------------

Calvin W. Burnett, Ph.D.        President, Coppin State College; Director,
(3/16/32)                       Provident Bank of Maryland
1993
--------------------------------------------------------------------------------

Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company, real
1993                            estate developers
--------------------------------------------------------------------------------

Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition and management advisory firm
2001
--------------------------------------------------------------------------------

David K. Fagin                  Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                        Golden Star Resources Ltd., and Canyon Resources
2001                            Corp. (5/00 to present); Chairman and President,
                                Nye Corp.
--------------------------------------------------------------------------------

F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc., consulting environmental and civil
1993                            engineers
--------------------------------------------------------------------------------

Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp., Finlay Enterprises,
2001                            Inc., The Rouse Company, and US Airways Group,
                                Inc.
--------------------------------------------------------------------------------

John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
1993                            and Partner, Blackstone Real Estate Advisors,
                                L.P.; Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company
--------------------------------------------------------------------------------

Hubert D. Vos                   Owner/President, Stonington Capital Corp., a
(8/2/33)                        private investment company
2001
--------------------------------------------------------------------------------

Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership, providing
2001                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.
--------------------------------------------------------------------------------
*Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.



Inside Directors


Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Other Directorships of Public Companies
--------------------------------------------------------------------------------

William T. Reynolds             Director and Managing Director, T. Rowe Price
(5/26/48)                       and T. Rowe Price Group, Inc.; Chairman of the
1993 [37]                       Board, Summit Municipal Funds
--------------------------------------------------------------------------------

James S. Riepe                  Director and Managing Director, T. Rowe Price;
(6/25/43)                       Vice Chairman of the Board, Director, and
1993 [98]                       Managing Director, T. Rowe Price Group, Inc.;
                                Chairman of the Board and Director, T. Rowe
                                Price Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc., and T. Rowe Price Global
                                Investment Services Limited
--------------------------------------------------------------------------------

M. David Testa                  Vice Chairman of the Board, Chief Investment
(4/22/44)                       Officer, Director, and Managing Director,
1997 [98]                       T. Rowe Price Group, Inc.; Chief Investment
                                Officer, Director, and Managing Director,
                                T. Rowe Price; Chairman and Director, T. Rowe
                                Price Global Asset Management Limited; Vice
                                President and Director, T. Rowe Price Trust Co.;
                                Director, T. Rowe Price Global Investment
                                Services Limited and T. Rowe Price
                                International, Inc.
--------------------------------------------------------------------------------
*Each inside director serves until the election of a successor.



T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------


Officers


Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
--------------------------------------------------------------------------------

Jeremy N. Baker, CFA (2/27/68)          Assistant Vice President, T. Rowe Price
Vice President, Summit Municipal Funds
--------------------------------------------------------------------------------

Steven G. Brooks (8/5/54)               Vice President, T. Rowe Price and
Vice President, Summit Municipal        T. Rowe Price Group, Inc.
Funds
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Summit Municipal Funds       Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.
--------------------------------------------------------------------------------

M. Helena Condez (4/3/62)               Employee, T. Rowe Price; formerly
Assistant Vice President,               Operations Technician, CS First Boston
Summit Municipal Funds                  (to 1993)
--------------------------------------------------------------------------------

G. Richard Dent (11/14/60)              Vice President, T. Rowe Price and
Vice President, Summit Municipal        T. Rowe Price Group, Inc.; formerly
Funds                                   Deputy General Counsel, ACA Financial
                                        Guaranty Corporation (to 2001)
--------------------------------------------------------------------------------

Charles B. Hill (9/22/61)               Vice President, T. Rowe Price and
Executive Vice President, Summit        T. Rowe Price Group, Inc.
Municipal Funds
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)             Managing Director, T. Rowe Price;
Vice President, Summit Municipal        Director and Managing Director, T. Rowe
Funds                                   Price Group, Inc.; Vice President,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.; Vice President and Director,
                                        T. Rowe Price Investment Services, Inc.,
                                        T. Rowe Price Services, Inc., and
                                        T. Rowe Price Trust Company
--------------------------------------------------------------------------------

T. Dylan Jones (2/7/71)                 Employee, T. Rowe Price
Assistant Vice President,
Summit Municipal Funds
--------------------------------------------------------------------------------

Alan D. Levenson (7/17/58)              Vice President, T. Rowe Price and
Vice President, Summit Municipal        T. Rowe Price Group, Inc.; formerly
Funds                                   Senior Vice President and Director of
                                        Research, Aubrey G. Lanston & Company,
                                        Inc. (to 1998)
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Summit Municipal Funds       and T. Rowe Price Investment Services,
                                        Inc.
--------------------------------------------------------------------------------

Joseph K. Lynagh, CFA (6/9/58)          Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; formerly
Summit Municipal Funds                  Corporate Banking Officer, NationsBank
                                        (to 1990)
--------------------------------------------------------------------------------

Konstantine B. Mallas (5/26/63)         Vice President, T. Rowe Price and
Vice President, Summit Municipal        T. Rowe Price Group, Inc.
Funds
--------------------------------------------------------------------------------

James M. McDonald (9/29/49)             Vice President, T. Rowe Price, T. Rowe
Vice President, Summit Municipal        Price Group, Inc., and T. Rowe Price
Funds                                   Trust Company
--------------------------------------------------------------------------------

Hugh D. McGuirk (7/6/60)                Vice President, T. Rowe Price and
Vice President, Summit Municipal        T. Rowe Price Group, Inc.
Funds
--------------------------------------------------------------------------------

David S. Middleton (1/18/56)            Vice President, T. Rowe Price, T. Rowe
Controller, Summit Municipal Funds      Price Group, Inc., and T. Rowe Price
                                        Trust Company
--------------------------------------------------------------------------------

Mary J. Miller (7/19/55)                Managing Director, T. Rowe Price and
President, Summit Municipal Funds       T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

James M. Murphy, CFA (4/23/67)          Vice President, T. Rowe Price and
Vice President, Summit Municipal        T. Rowe Price Group, Inc.; formerly
Funds                                   Portfolio Manager, Prudential
                                        Investments
--------------------------------------------------------------------------------

Stephen P. Richter, CFA (10/18/69)
Vice President, Summit Municipal Funds  Vice President, T. Rowe Price; formerly
                                        Vice President, Euler ACI (to 2000)
--------------------------------------------------------------------------------

Timothy G. Taylor (9/15/75)              Employee, T. Rowe Price
Assistant Vice President,
Summit Municipal Funds
--------------------------------------------------------------------------------

Edward A. Wiese, CFA (4/12/59)          Vice President, T. Rowe Price, T. Rowe
Vice President, Summit Municipal        Price Group, Inc., and T. Rowe Price
Funds                                   Trust Company; Director, Chief
                                        Investment Officer, and Vice President,
                                        T. Rowe Price Savings Bank
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.




T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced



BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond



MONEY MARKET FUNDS!!


Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money



INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International


Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. RowePrice Invest withConfidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

C10-051  4/30/02 D